Note 17 - Loss Per Share	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
17.	Loss per share

	Year ended December 31,
	2017	2016
Net loss	$(330)	$(4,255)
Weighted average number of shares outstanding	76,668,827	58,065,635
Basic and diluted loss per share	$(0.00)	$(0.07)

All of the outstanding share-purchase options and share purchase warrants at
December 31, 2017
and
2016
were anti-dilutive for the years then ended as the Company was in a loss position.